Condensed Statement of Operations - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2014	Sep. 30, 2015
Revenue
Net revenue	$ 0	$ 439	$ 439	$ 439	$ 0
Expenses
General and administrative	31,531	19,180	19,281	53,565	418,114
Sales and marketing	320,224	156,942	156,942	1,006,102	157,381
Officer and director compensation	3,417,552	0	54,800	23,295,167	76,307,429
Professional fees	196,228	294,906	387,906	729,411	2,234,276
Total operating expenses	3,965,535	471,028	618,929	25,084,245	79,117,200
Gain (loss) from operations	(3,965,535)	(470,589)	(618,490)	(25,083,806)	(79,117,200)
Other income (expense)
Gain on change in fair value of derivatives	12,010	0	0		12,010
Interest Expense	(72,853)	(4,452)	(4,452)	(13,462)	(183,872)
Total other expenses	(60,843)	(4,452)	(4,452)	(13,462)	(171,862)
Net loss	$ (4,026,378)	$ (475,041)	$ (622,942)	$ (25,097,268)	$ (79,289,062)
Net loss per share - basic and diluted	$ (.02)	$ (.01)	$ (.01)	$ (0.14)	$ (.31)
Weighted average shares outstanding	228,759,483	48,500,000	48,500,000	185,663,218	257,285,107